Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Consolidated net loss	$ (7,417)	$ (7,420)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	39,414	39,054
Amortization of intangibles and deferred financing costs	8,676	8,226
Provision for doubtful accounts	400	74
Provision for inventory obsolescence	76	116
Non-cash stock-based compensation expense	2,196	691
Non-cash gain on trade-in of recalled equipment	(3,292)
Loss (gain) on sales and disposals of equipment	(801)	(136)
Deferred income taxes	(7,109)	(3,574)
Changes in operating assets and liabilities:
Accounts receivable	(1,310)	4,746
Inventories	(125)	447
Other operating assets	(252)	(802)
Accounts payable	(2,111)	(2,996)
Other operating liabilities	2,745	3,792
Net cash provided by operating activities	31,090	42,218
Cash flows from investing activities:
Medical equipment purchases	(48,116)	(47,250)
Property and office equipment purchases	(3,235)	(2,642)
Proceeds from disposition of property and equipment	1,496	1,239
Acquisitions, net of cash acquired	(65,039)
Net cash used in investing activities	(114,894)	(48,653)
Cash flows from financing activities:
Proceeds under senior secured credit facility	132,250	86,579
Payments under senior secured credit facility	(185,150)	(70,379)
Payments of principal under capital lease obligations	(2,714)	(2,557)
Payment of deferred financing costs	(3,500)	(1,746)
Proceeds from issuance of bonds	178,938
Accrued interest received from bondholders	661
Cash paid to non controlling interests	(147)
Proceeds from exercise of parent company stock options	40
Repayment of 10.125% senior notes		(9,945)
Change in book overdrafts	1,173	4,483
Net cash provided by financing activities	121,551	6,435
Net change in cash and cash equivalents	37,747
Cash and cash equivalents at the beginning of period		0
Cash and cash equivalents at the end of period	37,747
Supplemental cash flow information:
Interest paid	22,645	22,122
Income taxes paid	352	263
Non-cash activities:
Medical equipment purchases included in accounts payable (at end of period)	8,627	5,233
Dividend declared to Parent	34,500
Capital lease additions	$ 2,636	$ 5,641